QUARTERLY RESULTS (UNAUDITED) (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Quarterly Results (Unaudited)

Quarters Ended		Sept 30	Dec 31	Mar 31	Jun 30	Total Year
NET SALES	2010-2011	$20,122	$21,347	$20,230	$20,860	$82,559
	2009-2010	19,807	21,027	19,178	18,926	78,938
OPERATING INCOME	2010-2011	4,501	4,260	3,772	3,285	15,818
	2009-2010	4,448	4,655	3,968	2,950	16,021
GROSS MARGIN	2010-2011	51.9%	51.8%	50.5%	48.3%	50.6%
	2009-2010	52.6%	53.7%	51.9%	49.5%	52.0%
NET EARNINGS:
Earnings from continuing operations	2010-2011	$3,120	$3,362	$2,906	$2,539	$11,927
	2009-2010	3,055	3,182	2,617	2,202	11,056
Earnings from discontinued operations	2010-2011	—	—	—	—	—
	2009-2010	280	1,510	—	—	1,790
Net earnings attributable to Procter & Gamble	2010-2011	3,081	3,333	2,873	2,510	11,797
	2009-2010	3,307	4,659	2,585	2,185	12,736
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations (1)	2010-2011	$1.02	$1.11	$0.96	$0.84	$3.93
	2009-2010	0.97	1.01	0.83	0.71	3.53
Earnings from discontinued operations (1)	2010-2011	—	—	—	—	—
	2009-2010	0.09	0.48	—	—	0.58
Diluted net earnings per common share (1)	2010-2011	1.02	1.11	0.96	0.84	3.93
	2009-2010	1.06	1.49	0.83	0.71	4.11

(1)	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.